Segment Reporting (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 23,762,536	$ 41,200,205	$ 61,343,681
Wholesale revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,034,800	32,127,083	40,815,528
Wholesale revenue [Member] | Distributor A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,454,862	3,782,718	6,625,797
Wholesale revenue [Member] | Other Distributors [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 13,579,938	$ 28,344,365	$ 34,189,731